SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Other Current Assets Net
Beginning balance	$ 1,247,580
Additions to allowance	1,152,172	1,284,005
Foreign currency translation adjustment	(102,863)	(36,425)
Ending balance	2,296,889	1,247,580
Beginning balance	1,244,350
Additions to allowance	487,894	1,280,681
Foreign currency translation adjustment	(79,619)	(36,331)
Ending balance	$ 1,652,625	$ 1,244,350